Detail of Certain Balance Sheet Accounts (Tables)	12 Months Ended
Jan. 28, 2012
Detail of Certain Balance Sheet Accounts
Schedule of property and equipment

	January 28,	January 29,
	2012	2011
	(In millions)
Property and equipment:
Land and buildings	$2	$2
Fixtures and equipment	1,048	1,004
Leasehold improvements	341	323
	$1,391	$1,329

Schedule of accrued liabilities and other

Accrued liabilities and other:
Salaries, bonuses, and other payroll-related costs	$110	$109
Insurance liabilities	67	67
Accrued interest	43	44
Taxes, other than income and payroll	64	64
Gift certificate and gift card liability	30	26
Other	75	74
	$389	$384